UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31/08

Date of reporting period:	1/1/09 - 3/31/09

Item 1 - Schedule of Investments - March 31, 2009 (Unaudited) (Dollar Amounts in Thousands)

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(Note 1)

CORPORATE DEBT SECURITIES - 151.83% (d)
Aerospace and Defense - 2.89%
650	BE Aerospace Inc., Senior Notes,
	8.50%, 07/01/18	Ba3	538
1,625	GenCorp Inc., Senior Subordinated Notes,
	9.50%, 08/15/13	B1	1,170
925	Hawker Beechcraft Acquisition Company LLC,
	Senior Notes, 8.50%, 04/01/15	Caa1	231
350	Hawker Beechcraft Acquisition Company LLC,
	Senior Notes, 8.875%, 04/01/15 (i)	Caa1	38
150	Hawker Beechcraft Acquisition Company LLC,
	Senior Subordinated Notes, 9.75%, 04/01/17	Caa2	26
500	L 3 Communications Corporation, Senior Subordinated
	Notes, 7.625%, 06/15/12	Ba3	503
625	Moog, Inc., Senior Notes,
	7.25%, 06/15/18 (g)	Ba3	575
825	TransDigm Inc., Senior Subordinated Notes,
	7.75%, 07/15/14	B3	769
575	Vought Aircraft Industries, Senior Notes,
	8%, 07/15/11	Caa1	227
			4,077
Automobile - 2.61%
1,825	Allison Transmission, Inc., Senior Notes,
	11.25%, 11/01/15 (g)	Caa2	693
850	Cooper Standard Automotive Inc., Senior Subordinated
	Notes, 8.375%, 12/15/14	Caa3	59
1,035	Goodyear Tire & Rubber Company, Senior Notes,
	8.625%, 12/01/11	B1	859
525	KAR Holdings, Inc., Senior Notes,
	5.17%, 05/01/14	B3	247
1,700	KAR Holdings, Inc., Senior Subordinated Notes,
	10%, 05/01/15	Caa1	722
950	SPX Corporation, Senior Notes,
	7.625%, 12/15/14	Ba2	914
475	Tenneco Automotive, Inc., Senior Subordinated Notes,
	8.625%, 11/15/14	Caa2	87
275	United Components, Inc., Senior Subordinated Notes,
	9.375%, 06/15/13	Caa2	107
			3,688
Beverage, Food and Tobacco - 4.83%
600	Altria Group, Inc., Senior Notes,
	9.25%, 08/06/19	Baa1	642
625	Altria Group, Inc., Senior Notes,
	9.70%, 11/10/18	Baa1	681
575	Anheuser-Busch InBev Worldwide, Inc.,
	Senior Notes, 7.20%, 01/15/14 (g)	Baa2	603
1,050	Del Monte Corporation, Senior Subordinated
	Notes, 8.625%, 12/15/12	B2	1,053
500	Dole Food Company, Inc., Senior Notes,
	7.25%, 06/15/10	Caa2	456
475	Dole Food Company, Inc., Senior Notes,
	13.875%, 03/15/14 (g)	B2	463
1,400	Reynolds American, Inc., Senior Notes,
	7.25%, 06/01/13	Baa3	1,333
650	Tyson Foods, Inc., Senior Notes,
	8.25%, 10/01/11	B2	657
900	Tyson Foods, Inc., Senior Notes,
	10.50%, 03/01/14 (g)	Ba3	928
			6,816
Broadcasting and Entertainment - 9.45%
400	CBS Corporation, Senior Notes,
	6.625%, 05/15/11	Baa3	384
550	CSC Holdings, Inc., Senior Notes,
	7.625%, 07/15/18	B1	496
1,275	CSC Holdings, Inc., Senior Notes,
	8.50%, 04/15/14 (g)	B1	1,262
625	CSC Holdings, Inc., Senior Notes,
	8.625%, 02/15/19 (g)	B1	603
775	DIRECTV Holdings LLC, Senior Notes,
	6.375%, 06/15/15	Ba3	728
325	DIRECTV Holdings LLC, Senior Notes,
	7.625%, 05/15/16	Ba3	318
750	DIRECTV Holdings LLC, Senior Notes,
	8.375%, 03/15/13	Ba3	759
350	EchoStar DBS Corporation, Senior Notes,
	6.375%, 10/01/11	Ba3	339
1,178	EchoStar DBS Corporation, Senior Notes,
	6.625%, 10/01/14	Ba3	1,054
375	EchoStar DBS Corporation, Senior Notes,
	7.75%, 05/31/15	Ba3	345
1,050	Gaylord Entertainment Company, Senior Notes,
	6.75%, 11/15/14	Caa1	646
575	Gaylord Entertainment Company, Senior Notes,
	8%, 11/15/13	Caa1	380
475	Kabel Deutschland GmbH, Senior Notes,
	10.625%, 07/01/14	B2	477
378	Lamar Advertising Company, Convertible Notes,
	2.875%, 12/31/10	(e)	348

825	Lamar Media Corporation, Senior Subordinated Notes,
	6.625%, 08/15/15	B2	610
125	Lamar Media Corporation, Senior Subordinated Notes,
	Series B, 6.625%, 08/15/15	B2	92
50	Lamar Media Corporation, Senior Subordinated Notes,
	Series C, 6.625%, 08/15/15	B2	37
400	Lamar Media Corporation, Senior Subordinated Notes,
	9.75%, 04/01/14 (g)	Ba3	388
1,025	Mediacom Broadband LLC, Senior Notes,
	8.50%, 10/15/15	B3	923
250	Rainbow National Services LLC, Senior Notes,
	8.75%, 09/01/12 (g)	B1	250
300	Rogers Cable Inc., Senior Secured Notes,
	6.75%, 03/15/15	Baa3	294
200	Time Warner Cable, Inc., Senior Notes,
	8.25%, 04/01/19	Baa2	206
700	Univision Communications, Inc., Senior Notes,
	7.85%, 07/15/11	B2	459
550	Univision Communications, Inc., Senior Notes,
	9.75%, 03/15/15 (g)(i)	Caa2	58
250	Videotron Ltee., Senior Notes,
	6.375%, 12/15/15	Ba2	226
1,475	Videotron Ltee., Senior Notes,
	6.875%, 01/15/14	Ba2	1,398
25	Videotron Ltee., Senior Notes,
	9.125%, 04/15/18 (g)	Ba2	25
525	XM Satellite Radio, Inc., Senior Notes,
	13%, 08/01/13 (g)	Ca	239
			13,344
Building and Real Estate - 4.36%
500	AMH Holdings, Inc., Senior Discount Notes,
	11.25%, 03/01/14	Caa2	150
425	Centex Corporation, Senior Notes,
	4.55%, 11/01/10	Ba3	387
50	Centex Corporation, Senior Notes,
	7.875%, 02/01/11	Ba3	47
500	FelCor Lodging Limited Partnership, Senior Notes,
	8.50%, 06/01/11	B1	300
750	Host Hotels and Resorts L.P., Senior Debentures,
	2.625%, 04/15/27 (g)	(e)	530
825	Host Marriott, L.P., Senior Notes,
	6.75%, 06/01/16	Ba1	600
750	Host Marriott, L.P., Senior Notes,
	7.125%, 11/01/13	Ba1	607
1,125	Icahn Enterprises L.P., Senior Notes,
	7.125%, 02/15/13	Ba3	894
700	K. Hovnanian Enterprises, Senior Notes,
	11.50%, 05/01/13	B1	487
950	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13	B2	712
200	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13 (g)	B2	150
607	United Rentals (North America), Inc., Convertible Senior
	Subordinated Notes, 1.875%, 10/15/23	Caa1	458
375	U.S. Concrete, Inc., Senior Subordinated Notes,
	8.375%, 04/01/14	B3	146
800	Ventas Realty, Limited Partnership, Senior Notes,
	6.50%, 06/01/16	Ba1	694
			6,162
Cargo Transport - .82%
850	American Railcar Industries, Inc., Senior
	Notes, 7.50%, 03/01/14	B1	595
200	Kansas City Southern Railway Company, Senior Notes,
	13%, 12/15/13	B2	205
400	TFM, S.A. de C.V., Senior Notes,
	9.375%, 05/01/12	B2	362
			1,162
Chemicals, Plastics and Rubber - 2.53%
50	Huntsman LLC, Senior Notes,
	11.625%, 10/15/10	Ba1	50
1,225	INVISTA S.A.R.L., Senior Notes
	9.25%, 05/01/12 (g)	Ba3	1,102
1,300	Koppers Holdings Inc., Senior Notes,
	9.875%, 11/15/14 (b). 9.875%	B2	1,059
500	Koppers Inc., Senior Secured Notes,
	9.875%, 10/15/13	Ba3	460
650	Nalco Company, Senior Notes,
	7.75%, 11/15/11	B1	640
600	PolyOne Corporation, Senior Notes,
	8.875%, 05/01/12	B1	261
			3,572
Containers, Packaging and Glass - 6.53%
567	Boise Cascade, LLC, Senior Subordinated Notes,
	Notes, 7.125%, 10/15/14	B2	232
750	BWAY Corporation, Senior Subordinated Notes,
	10%, 10/15/10	B3	754
550	Clondalkin Acquisition BV, Senior Notes,
	3.32%, 12/15/13 (g)	Ba3	321
500	Crown Americas, L.L.C., Senior Notes,
	7.75%, 11/15/15	B1	500
275	Domtar Inc., Senior Notes,
	5.375%, 12/01/13	Ba3	187

950	Domtar Inc., Senior Notes,
	7.125%, 08/15/15	Ba3	612
100	Domtar Inc., Senior Notes,
	9.50%, 08/01/16	Ba3	65
450	Georgia-Pacific Corporation, Senior Notes,
	7%, 01/15/15 (g)	Ba3	421
150	Georgia-Pacific Corporation, Senior Notes,
	7.70%, 06/15/15	B2	135
1,200	Georgia-Pacific Corporation, Senior Notes,
	8.125%, 05/15/11	B2	1,194
1,075	Graham Packaging Company, L.P., Senior Subordinated
	Notes, 9.875%, 10/15/14	Caa1	693
750	Graphic Packaging International, Inc., Senior Notes,
	8.50%, 08/15/11	B3	647
75	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 8/15/13	B3	54
550	International Paper Company, Senior Notes,
	7.40%, 06/15/14	Baa3	451
675	NewPage Corporation, Senior Secured Notes,
	10%, 05/01/12	B2	236
975	Owens-Brockway Glass Container, Inc., Senior Notes,
	6.75%, 12/01/14	Ba3	941
850	Plastipak Holdings, Inc., Senior Notes,
	8.50% 12/15/15 (g)	B3	604
475	Rock-Tenn Company, Senior Notes,
	8.20%, 08/15/11	Ba3	476
450	Rock-Tenn Company, Senior Notes,
	9.25%, 03/15/16	Ba3	450
425	Smurfit Kappa Funding plc, Subordinated Notes,
	7.75%, 04/01/15	B2	248
			9,221
Diversified/Conglomerate Manufacturing - 1.54%
725	Bombardier Inc., Senior Notes,
	6.30%, 05/01/14 (g)	Ba2	506
100	Bombardier Inc., Senior Notes,
	8%, 11/15/14 (g)	Ba2	74
675	H & E Equipment Services, Inc., Senior Notes,
	8.375%, 07/15/16	B3	425
500	Hawk Corporation, Senior Notes,
	8.75%, 11/01/14	B3	501
725	RBS Global, Inc., Senior Notes,
	9.50%, 08/01/14	B3	584
100	Trinity Industries, Inc., Senior Notes,
	6.50%, 03/15/14	Baa3	81
			2,171
Diversified/Conglomerate Service - 2.87%
825	CCMG Acquisition Corporation, Senior Notes,
	8.875%, 01/01/14	B1	495
1,350	CCMG Acquisition Corporation, Senior Subordinated
	Notes, 10.50%, 01/01/16	B2	587
500	Dex Media West LLC, Senior Subordinated Notes,
	9.875%, 08/15/13	Caa1	115
1,850	First Data Corporation, Senior Notes,
	9.875%, 09/24/15	B3	1,080
1,239	First Data Corporation, Senior Notes,
	10.55%, 09/24/15 (g)(i)	(e)	462
1,100	Mobile Services Group, Inc. Senior Notes,
	9.75%, 08/01/14	B2	817
925	Sunstate Equipment Co, LLC, Senior Secured Notes,
	10.50%, 04/01/13 (g)	Caa3	490
			4,046
Ecological - 3.66%
414	Allied Waste Industries, Inc., Senior
	Subordinated Notes, 4.25%, 04/15/34	Ba3	377
150	Allied Waste North America, Inc., Senior Secured
	Notes, 6.875%, 06/01/17	Baa3	137
1,750	Allied Waste North America, Inc., Senior Secured
	Notes, 7.25%, 03/15/15	Baa3	1,654
1,050	Allied Waste North America, Inc., Senior Secured
	Notes, 7.875%, 04/15/13	Baa3	1,047
1,625	Casella Waste Systems, Inc., Senior Subordinated
	Notes, 9.75%, 02/01/13	Caa1	1,365
800	WCA Waste Corporation, Senior Notes,
	9.25%, 06/15/14	B3	586
			5,166
Electronics - 5.80%
750	Advanced Micro Devices, Inc., Senior Convertible Notes,
	5.75%, 08/15/12	(e)	332
475	Anixter Inc., Senior Notes,
	10%, 03/15/14	Ba2	441
800	Avago Technologies Finance Pte. Ltd., Senior Notes,
	10.125%, 12/01/13	B1	696
300	Avago Technologies Finance Pte. Ltd., Senior
	Subordinated Notes, 11.875%, 12/01/15	B3	231
334	Celestica Inc., Senior Subordinated Notes,
	7.875%, 07/01/11	B3	324
675	Dycom Investments, Inc., Senior Subordinated Notes,
	8.125%, 10/15/15	Ba3	533
375	General Cable Corporation, Senior Notes,
	3.834%, 04/01/15	B1	263
825	iPayment Inc., Senior Subordinated Notes,
	9.75%, 05/15/14	Caa1	429

887	iPayment Inc., Senior Subordinated Notes,
	12.75%, 07/15/14 (g)(i)	(e)	621
450	Lucent Technologies, Inc., Senior Notes
	6.45%, 03/15/29	B1	170
1,275	Lucent Technologies, Inc., Senior Notes
	6.50%, 01/15/28	B1	481
175	Motorola, Inc., Senior Notes,
	8%, 11/01/11	Baa3	163
500	Seagate Technology HDD Holdings, Inc., Senior Notes,
	6.375%, 10/01/11	Ba2	365
300	SS&C Technologies, Inc., Senior Subordinated Notes,
	11.75%, 12/01/13	Caa1	254
350	STATS ChipPAC Ltd., Senior Notes,
	6.75%, 11/15/11	Ba1	297
325	STATS ChipPAC Ltd., Senior Notes,
	7.50%, 07/19/10	Ba1	299
1,950	Sungard Data Systems Inc., Senior Notes,
	9.125%, 08/15/13	Caa1	1,706
325	Sunguard Data Systems Inc., Senior Notes,
	5.128%, 05/15/15 (g)	Caa1	286
450	Unisys Corporation, Senior Notes,
	12.50%, 01/15/16	Caa1	116
249	Wesco International, Inc., Senior Convertible Notes
	1.75%, 11/15/26	(e)	177
			8,184
Finance - 7.66%
375	B.A.T. International Finance plc, Senior Notes,
	9.50%, 11/15/18 (g)	Baa1	430
350	E*Trade Financial Corporation, Senior Notes,
	8%, 06/15/11	B2	151
2,343	E*Trade Financial Corporation, Senior Notes,
	12.50%, 11/30/17 (i)	(e)	1,043
1,875	Ford Motor Credit Company LLC, Senior Notes,
	7.875%, 06/15/10	Caa1	1,556
900	Ford Motor Credit Company LLC, Senior Notes,
	9.75%, 09/15/10	Caa1	729
650	Fresenius US Financial II Inc., Senior Notes,
	9%, 07/15/15 (g)	Ba1	666
650	Lazard Group, LLC, Senior Notes,
	7.125%, 05/15/15	Ba1	541
975	Mobile Mini, Inc. Senior Notes,
	6.875%, 05/01/15	B2	668
500	Morgan Stanley, Senior Notes,
	6%, 04/28/15	A2	472
225	NiSource Finance Corporation, Senior Notes,
	7.875%, 11/15/10	Baa3	222
1,675	NiSource Finance Corporation, Senior Notes,
	10.75%, 03/15/16	Baa3	1,734
425	Nuveen Investments, Inc., Senior Notes,
	5%, 09/15/10	Caa1	249
1,725	Nuveen Investments, Inc., Senior Notes,
	5.50%, 09/15/15	Caa1	362
900	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15 (g)	Caa1	261
1,025	Sears Roebuck Acceptance
	6.75%, 08/15/11	Ba3	739
1,550	SLM Corporation, Senior Medium Term Notes,
	5.45%, 04/25/11	Baa2	1,001
			10,824
Healthcare, Education and Childcare - 12.61%
2,025	Biomet, Inc., Senior Notes,
	10%, 10/15/17	B3	2,020
475	Biomet, Inc., Senior Subordinated Notes,
	11.625%, 10/15/17	Caa1	420
250	Boston Scientific Corporation, Senior Notes,
	6%, 06/15/11	Ba1	242
375	Cengage Learning Acquisitions, Inc., Senior Notes,
	10.50%, 01/15/15 (g)	Caa2	191
700	Cengage Learning Acquisitions, Inc., Senior
	Subordinated Notes, 13.25%, 07/15/15 (b)(g)	Caa2	262
1,725	CHS/Community Health Systems, Inc., Senior Notes,
	8.875%, 07/15/15	B3	1,630
375	CRC Health Corporation, Senior Subordinated Notes,
	10.75%, 02/01/16	Caa1	239
300	DaVita, Inc., Senior Notes,
	6.625%, 03/15/13	B1	290
1,250	DaVita, Inc., Senior Subordinated Notes,
	7.25%, 03/15/15	B2	1,200
525	Education Management LLC, Senior Notes,
	8.75%, 06/01/14	B2	496
550	Education Management LLC, Senior Subordinated Notes,
	10.25%, 06/01/16	Caa1	516
3,000	HCA, Inc., Senior Secured Notes,
	9.25%, 11/15/16	B2	2,737
300	HCA, Inc., Senior Secured Notes,
	9.625%, 11/15/16	B2	241
250	HCA, Inc., Senior Secured Notes,
	9.875%, 02/15/17 (g)	B2	236
2,475	Health Management Associates, Inc., Senior Notes,
	6.125%, 04/15/16	(e)	2,029
355	Healthsouth Corporation, Senior Notes,
	10.75%, 06/15/16	Caa1	348
200	Omnicare, Inc., Senior Subordinated Notes,
	6.75%, 12/15/13	B1	182

650	Omnicare, Inc., Senior Subordinated Notes,
	6.875%, 12/15/15	B1	587
543	Symbion, Inc., Senior Notes,
	11%, 08/23/15 (i)	Caa1	212
300	Tenet Healthcare Corporation, Senior Notes,
	6.50%, 06/01/12	Caa1	257
325	Tenet Healthcare Corporation, Senior Notes,
	9.25%, 02/01/15	Caa1	254
875	United Surgical Partners International, Inc., Senior
	Subordinated Notes, 8.875%, 05/01/17	Caa1	683
450	Universal Hospital Services, Inc., Senior Secured
	Notes, 5.943%, 06/01/15	B3	325
200	Universal Hospital Services, Inc., Senior Secured
	Notes, 8.50%, 06/01/15	B3	178
757	US Oncology Holdings, Inc., Senior Notes,
	6.904%, 03/15/12 (i)	Caa1	454
250	US Oncology, Inc., Senior Notes,
	9%, 08/15/12	B2	243
375	US Oncology, Inc., Senior Subordinated
	Notes, 10.75%, 08/15/14	B3	345
500	Vanguard Health Holding Company I, LLC,
	Senior Notes, 11.25%, 10/01/15 (b)	Caa1	420
650	Vanguard Health Holding Company II, LLC, Senior
	Subordinated Notes, 9%, 10/01/14	Caa1	574
			17,811
Hotels, Motels, Inns and Gaming - 4.35%
662	Harrah’s Operating Company, Senior Notes,
	10%, 12/15/15 (g)	(e)	205
600	Isle of Capri Casinos, Inc., Senior Notes
	7%, 03/01/14	Caa1	354
175	Little Traverse Bay Bands of Odawa Indians, Senior
	Notes, 10.25%, 02/15/14 (g)	Caa1	70
600	MGM Mirage, Senior Notes,
	13%, 11/15/13 (g)	B1	444
750	Penn National Gaming, Inc., Senior Notes,
	6.75%, 03/01/15	B1	641
975	Pinnacle Entertainment, Inc., Senior Subordinated
	Notes, 7.50%, 06/15/15	B3	604
450	Pinnacle Entertainment, Inc., Senior Subordinated
	Notes, 8.25%, 03/15/12	B3	392
1,300	Pokagon Gaming Authority, Senior Notes,
	10.375%, 06/15/14 (g)	B2	1,079
1,450	Shingle Springs Tribal Gaming Authority, Senior
	Secured Notes, 9.375%, 06/15/15 (g)	B3	595
2,350	Wynn Las Vegas LLC, Senior Notes,
	6.625%, 12/01/14	Ba2	1,762
			6,146
Insurance - 1.52%
575	Centene Corporation, Senior Notes,
	7.25%, 04/01/14	Ba3	502
975	Hub International Limited, Senior Notes,
	9%, 12/15/14 (g)	B3	614
1,775	Hub International Limited, Senior Subordinated Notes,
	10.25%, 06/15/15 (g)	Caa1	834
425	USI Holdings Corporation, Senior Subordinated Notes,
	9.75%, 05/15/15 (g)	Caa1	191
			2,141
Machinery - 1.03%
1,125	Columbus McKinnon Corporation, Senior
	Subordinated Notes, 8.875%, 11/01/13	B1	1,041
725	Commercial Vehicle Group, Inc., Senior Notes,
	8%, 07/01/13	Caa2	163
350	Manitowoc Company, Inc., Senior Notes,
	7.125%, 11/01/13	B2	245
			1,449
Mining, Steel, Iron and Non-Precious Metals - 10.51%
750	ArcelorMittal USA, Senior Notes,
	5.375%, 06/01/13	Baa2	587
250	ArcelorMittal USA, Senior Notes,
	6.50%, 04/15/14	Baa2	198
675	Arch Western Finance LLC, Senior Notes,
	6.75%, 07/01/13	B1	624
350	ESCO Corporation, Senior Notes,
	5.195%, 12/15/13 (g)	B2	217
1,225	ESCO Corporation, Senior Notes,
	8.625%, 12/15/13 (g)	B2	913
1,125	Foundation PA Coal Company, Senior Notes,
	7.25%, 08/01/14	Ba3	1,024
4,975	Freeport-McMoRan Copper & Gold Inc., Senior Notes,
	8.375%, 04/01/17	Ba2	4,614
750	Gerdau Ameristeel Corporation, Senior Notes,
	10.375%, 07/15/11	Ba1	751
1,750	Gibraltar Industries, Inc., Senior Subordinated Notes,
	8%, 12/01/15	B3	945
850	International Coal Group, Inc., Senior Notes,
	10.25%, 07/15/14	Caa3	548
103	Metals USA, Inc., Senior Notes,
	10.883%, 07/01/12 (i)	Caa1	23
550	Metals USA, Inc., Senior Secured Notes,
	11.125%, 12/01/15	B3	314

850	Novelis, Inc., Senior Notes,
	7.25%, 02/15/15	B3	336
350	Peabody Energy Corporation, Junior
	Subordinated Debentures, 4.75%, 12/15/66	Ba3	247
950	Peabody Energy Corporation, Senior Notes,
	7.375%, 11/01/16	Ba1	938
825	Reliance Steel and Aluminum Company, Senior Notes,
	6.20%, 11/15/16	Baa3	604
925	Ryerson, Inc., Senior Notes,
	12%, 11/01/15 (g)	Caa1	527
575	Steel Dynamics, Inc., Senior Notes,
	6.75%, 04/01/15	Ba2	388
1,150	Steel Dynamics, Inc., Senior Notes,
	7.375%, 11/01/12	Ba2	903
900	Tube City IMS Corporation., Senior Subordinated Notes,
	9.75%, 02/01/15	B3	135
			14,836
Oil and Gas - 17.94%
75	AmeriGas Partners, L.P., Senior Notes,
	7.125%, 05/20/16	Ba3	71
1,650	AmeriGas Partners, L.P., Senior Notes,
	7.25%, 05/20/15	Ba3	1,551
875	Bristow Group, Inc. Senior Notes,
	6.125%, 06/15/13	Ba2	709
1,050	Bristow Group, Inc. Senior Notes,
	7.50%, 09/15/17	Ba2	787
100	Chesapeake Energy Corp., Senior Notes,
	6.875%, 01/15/16	Ba3	84
50	Chesapeake Energy Corp., Senior Notes,
	6.375%, 06/15/15	Ba3	42
1,775	Chesapeake Energy Corp., Senior Notes,
	9.50%, 02/15/15	Ba3	1731
200	Compagnie Generale De Geophysique-Veritas, Senior
	Notes, 7.50%, 05/15/15	Ba3	158
1,575	Compagnie Generale De Geophysique-Veritas, Senior
	Notes, 7.75%, 05/15/17	Ba3	1,199
1,700	Complete Production Services, Inc., Senior
	Notes, 8%, 12/15/16	B1	1,075
1,075	Compton Petroleum Finance Corporation, Senior
	Notes, 7.625%, 12/01/13	B3	344
1,550	Connacher Oil and Gas Limited, Senior Notes,
	10.25%, 12/15/15 (g)	B3	496
1,175	Copano Energy, LLC, Senior Notes,
	8.125%, 03/01/16	B1	993
575	Denbury Resources Inc., Senior Subordinated Notes,
	9.75%, 03/01/16	B1	555
350	El Paso Corporation, Senior Notes,
	8.25%, 02/15/16	Ba3	329
1,425	El Paso Corporation, Senior Notes,
	12%, 12/12/13	Ba3	1,510
575	Encore Acquisition Company, Senior Subordinated
	Notes, 6.25%, 04/15/14	B1	446
1,075	Encore Acquisition Company, Senior Subordinated
	Notes, 7.25%, 12/01/17	B1	794
525	Ferrellgas, L.P., Senior Notes,
	6.75%, 05/01/14	Ba3	444
1,575	Ferrellgas Partners L.P., Senior Notes,
	8.75%, 06/15/12	B2	1,329
1,475	Forest Oil Corp., Senior Notes,
	7.25%, 06/15/19	B1	1,184
175	Forest Oil Corp., Senior Notes,
	8.50%, 02/15/14 (g)	B1	165
1,575	Hilcorp Energy I, L.P., Senior Notes,
	7.75%, 11/01/15 (g)	B3	1,158
475	Inergy, L.p., Senior Notes,
	8.75%, 03/01/15 (g)	B1	470
250	Kinder Morgan Finance Company, ULC, Senior
	Secured Notes, 5.35%, 01/05/11	Ba1	239
375	Knight Inc., Senior Secured Notes,
	6.50%, 09/01/12	Ba1	349
1,175	OPTI Canada Inc., Senior Secured Notes,
	7.875%, 12/15/14	B3	511
2,350	OPTI Canada Inc., Senior Secured Notes,
	8.25%, 12/15/14	B3	1,031
200	PetroHawk Energy Corporation, Senior Notes,
	7.875%, 06/01/15 (g)	B3	176
1,275	PetroHawk Energy Corporation, Senior Notes,
	9.125%, 07/15/13	B3	1,218
400	PetroHawk Energy Corporation, Senior Notes,
	10.50%, 08/01/14 (g)	B3	398
350	Plains Exploration & Production Co., Senior
	Notes, 7%, 03/15/17	B1	280
750	Quicksilver Resources, Inc., Senior Notes,
	7.75%, 08/01/15	B2	486
525	Range Resources Corporation, Senior Subordinated
	Notes, 6.375%, 03/15/15	Ba3	467
150	Range Resources Corporation, Senior Subordinated
	Notes, 7.375%, 07/15/13	Ba3	143
650	Range Resources Corporation, Senior Subordinated
	Notes, 7.50%, 05/15/16	Ba3	598
750	SandRidge Energy, Inc., Senior Notes,
	5.084%, 04/01/14	B3	469
75	SandRidge Energy, Inc., Senior Notes,
	8%, 06/01/18 (g)	B3	54
1,525	SandRidge Energy, Inc., Senior Notes,
	8.063%, 04/01/15	B3	991
300	Tennessee Gas Pipeline Company, Senior Notes,
	8%, 02/01/16 (g)	Baa3	298
			25,332

Personal, Food and Miscellaneous Services - 3.63%
400	ARAMARK Corporation, Senior Notes,
	5%, 06/01/12	B3	352
1,450	ARAMARK Corporation, Senior Notes,
	4.67%, 02/01/15	B3	1,116
800	FTI Consulting, Inc., Senior Notes,
	7.625%, 06/15/13	Ba2	812
750	FTI Consulting, Inc., Senior Notes,
	7.75%, 10/01/16	Ba2	756
1,100	Mac-Gray Corporation, Senior Notes,
	7.625%, 08/15/15	B3	1,017
850	O’Charleys, Inc., Senior Subordinated Notes,
	9%, 11/01/13	Caa1	451
900	West Corporation, Senior Subordinated Notes,
	9.50%, 10/15/14	Caa1	623
			5,127
Personal Non-Durable Consumer Products - .96%
850	Bausch & Lomb, Incorporated, Senior Notes,
	9.875%, 11/01/15 (g)	Caa1	680
50	Visant Holding Corp. Senior Notes,
	10.25%, 12/01/13	B3	46
675	Visant Corporation, Senior Subordinated
	Notes, 7.625%, 10/01/12	B1	628
			1,354
Personal Transportation - 1.48%
593	AirTran Holdings, Inc., Senior Convertible Notes,
	7%, 07/01/23	Ca	449
800	American Airlines, Inc., Senior Notes,
	7.858%, 10/01/11	Ba1	644
725	Delta Airlines, Inc., Senior Notes,
	7.57%, 11/18/10	(e)	638
400	JetBlue Airways Corporation, Senior Convertible
	Debentures, 3.75%, 3/15/35	Ca	352
			2,083
Printing and Publishing - 2.68%
151	Affinity Group Holding, Inc., Senior Notes,
	10.875%, 02/15/12	Caa3	67
850	Affinity Group Inc., Senior Subordinated Notes,
	9%, 02/15/12	Caa1	468
1,100	Deluxe Corporation, Senior Notes,
	7.375%, 06/01/15	Ba2	814
925	Local Insight Regatta Holdings, Inc., Senior Subordinated
	Notes, 11%, 12/01/17	Caa3	213
425	Nielsen Finance LLC, Senior Notes,
	10%, 08/01/14	Caa1	368
400	Nielsen Finance LLC, Senior Notes,
	11.625%, 02/01/14 (g)	Caa1	362
1,050	Nielsen Finance LLC, Senior Subordinated Discount
	Notes, 12.50%, 08/01/16 (b)	Caa1	446
1,100	R.H. Donnelley Finance Corporation III, Senior Notes,
	6.875%, 01/15/13	Caa3	61
450	Time Warner, Inc., Senior Notes,
	1.461%, 11/13/09	Baa2	441
1,250	Valassis Communications, Inc., Senior Notes,
	8.25%, 03/01/15	B3	544
			3,784
Retail Stores - 6.05%
1,675	Ace Hardware Corporation, Senior Notes,
	9.125%, 06/01/16 (g)	Ba2	1,378
1,000	Alimentation Couche-Tard, Inc., Senior Subordinated
	Notes, 7.50%, 12/15/13	Ba2	985
525	Brown Shoe Company, Inc., Senior Notes,
	8.75%, 05/01/12	B3	423
300	Dollarama Group, L.P., Senior Subordinated Notes,
	8.875%, 08/15/12	B2	257
1,125	GameStop Corp., Senior Notes,
	8%, 10/01/12	Ba1	1,131
1,150	Leslie’s Poolmart, Inc., Senior Notes,
	7.75%, 02/01/13	B2	966
550	May Department Stores Company, Senior Notes,
	10.625%, 11/01/10	Baa3	534
1,300	Nebraska Book Company, Inc., Senior Subordinated
	Notes, 8.625%, 03/15/12	Caa1	721
1,100	Neiman Marcus Group, Inc., Senior Notes,
	9%, 10/15/15 (i)	Caa2	344
450	Neiman Marcus Group, Inc., Senior Subordinated
	Notes, 10.375%, 10/15/15	Caa3	142
1,000	Pantry, Inc., Senior Subordinated Notes,
	7.75%, 02/15/14	Caa1	770
800	Sally Holdings, LLC, Senior Notes,
	9.25%, 11/15/14	B3	762
150	Sally Holdings, LLC, Senior Notes,
	10.50%, 11/15/16	Caa1	133
			8,546

Telecommunications - 20.19%
875	Broadview Networks Holdings, Inc., Senior Secured
	Notes, 11.375%, 09/01/12	B3	512
1,000	Centennial Communications Corp., Senior Notes,
	7.209%, 01/01/13	Caa1	996
650	Cincinnati Bell Inc., Senior Notes,
	7%, 02/15/15	Ba3	592
1,825	Cricket Communications, Inc., Senior Notes,
	9.375%, 11/01/14	B3	1,729
575	Cricket Communications, Inc., Senior Notes,
	10%, 07/15/15 (g)	B3	551
1,275	Crown Castle International Corporation, Senior Notes,
	9%, 01/15/15	B1	1,278
1,850	Digicel Group Limited, Senior Notes,
	8.875%, 01/15/15 (g)	Caa1	1,193
1,475	Digicel Limited, Senior Notes,
	9.25%, 09/01/12 (g)	B1	1,327
325	Frontier Communications Corporation, Senior Notes,
	6.25%, 01/15/13	Ba2	297
725	Frontier Communications Corporation, Senior Notes,
	7.125%, 03/15/19	Ba2	573
1,025	GC Impsat Holdings I, Plc, Senior Notes,
	9.875%, 02/15/17 (g)	B2	716
900	GCI, Inc., Senior Notes,
	7.25%, 02/15/14	B3	787
1,050	Intelsat Corporation, Senior Notes,
	9.25%, 06/15/16 (g)	B3	976
500	Intelsat Ltd., Senior Notes,
	11.25%, 06/15/16	Caa2	483
375	Intelsat Subsidiary Holding Company, Ltd., Senior
	Notes, 8.875%, 01/15/15 (g)	B3	350
800	iPCS, Inc., Senior Secured Notes,
	3.295%, 05/01/13	B1	600
950	iPCS, Inc., Senior Secured Notes,
	4.42%, 05/01/14	Caa1	570
192	Level 3 Communications, Inc., Subordinated
	Notes, 6%, 09/15/09	Caa3	185
183	Level 3 Communications, Inc., Subordinated
	Notes, 6%, 03/15/10	Caa3	156
625	Level 3 Financing, Inc., Senior
	Notes, 12.25%, 03/15/13	Caa1	469
2,400	MetroPCS Wireless, Inc., Senior Notes,
	9.25%, 11/01/14	B3	2,340
75	MetroPCS Wireless, Inc., Senior Notes,
	9.25%, 11/01/14 (g)	B3	73
75	Millicom International Cellular S.A., Senior Notes,
	10%, 12/01/13	B1	74
309	Nextel Communications, Convertible Senior Notes,
	5.25%, 01/15/10	Ba2	299
1,650	Nordic Telephone Company Holdings ApS., Senior
	Notes, 8.875%, 05/01/16 (g)	B1	1,526
300	Orascom Telecom Finance S.C.A., Senior Notes,
	7.875%, 02/08/14 (g)	B2	192
275	Paetec Holding Corporation, Senior Notes,
	9.50%, 07/15/15	Caa1	189
550	Qwest Corporation, Senior Notes,
	7.875%, 09/01/11	Ba1	542
375	Qwest Corporation, Senior Notes,
	8.875%, 03/15/12	Ba1	372
175	Sprint Capital Corporation, Senior Notes,
	6.875%, 11/15/28	Ba2	107
2,025	Sprint Capital Corporation, Senior Notes,
	7.625%, 01/30/11	Ba2	1,868
700	Sprint Capital Corporation, Senior Notes,
	8.375%, 03/15/12	Ba2	628
100	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	Ba2	68
2,275	Sprint Nextel Corporation, Senior Notes,
	6%, 12/01/16	Ba2	1,615
1,250	Telesat Canada, Senior Notes,
	11%, 11/01/15 (g)	Caa1	1,062
500	Valor Telecommunications Enterprise, LLC, Senior
	Notes, 7.75%, 02/15/15	Baa3	488
1,550	Wind Acquistion Finance S.A., Senior Notes,
	10.75%, 12/01/15 (g)	B2	1,519
1,125	Windstream Corporation, Senior Notes,
	8.125%, 08/01/13	Ba3	1,111
100	Windstream Corporation, Senior Notes,
	8.625%, 08/01/16	Ba3	98
			28,511
Textiles and Leather -.26%
500	AGY Holding Corp., Senior Secured Notes,
	11%, 11/15/14	B2	295
100	Interface, Inc., Senior Subordinated Notes,
	9.50%, 02/01/14	B3	71
			366
Utilities - 13.07%
50	AES Corporation, Senior Notes,
	7.75%, 03/01/14	B1	45
1,375	AES Corporation, Senior Notes,
	9.375%, 09/15/10	B1	1,354
125	AES Corporation, Senior Notes,
	9.50%, 06/01/09	B1	125

2,375	AES Corporation, Senior Notes,
	9.75%, 04/15/16 (g)	B1	2,232
850	Dynegy Holdings Inc., Senior Notes
	7.50%. 06/01/15	B2	580
3,300	Dynegy Holdings Inc., Senior Notes
	7.75%, 06/01/19	B2	2,145
2,750	Energy Future Holding Corporation, Senior Notes,
	10.875%, 11/01/17	Caa1	1,760
4,050	Energy Future Holding Corporation, Senior Notes,
	11.25%, 11/01/17 (i)	Caa1	1,721
925	Mirant Americas Generation, LLC, Senior Notes,
	8.30%, 05/01/11	B3	900
1,500	NRG Energy, Inc., Senior Notes,
	7.375%, 02/01/16	B1	1,395
750	NRG Energy, Inc., Senior Notes,
	7.375%, 01/15/17	B1	692
975	PNM Resources, Inc., Senior Notes,
	9.25%, 05/15/15	Ba2	868
650	Reliant Energy, Inc., Senior Notes,
	6.75%, 12/15/14	Ba3	598
1,050	Reliant Energy, Inc., Senior Notes,
	7.625%, 06/15/14	B1	840
2,150	Reliant Energy, Inc., Senior Notes,
	7.875%, 06/15/17	B1	1,709
225	Sierra Pacific Resources, Senior Notes,
	7.803%, 06/15/12	Ba3	210
500	Sierra Pacific Resources, Senior Notes,
	8.625%, 03/15/14	Ba3	469
675	Texas Competitive Electric Holdings, Senior Notes,
	10.50%, 11/01/16 (i)	Caa1	253
175	Williams Companies, Inc., Senior Notes,
	7.625%, 07/15/19	Baa3	165
400	Williams Companies, Inc., Senior Notes,
	8.75%, 01/15/20 (g)	Baa3	400
			18,461
	Total Corporate Debt Securities (Total cost of $269,296)		214,380

BANK DEBT SECURITIES - 1.88% (d)
Electronics - 1.05%
733	Infor Global Solutions Holdings, Ltd.,
	5.21%, 07/28/12 (h)	B3	436
500	Infor Global Solutions, Holdings, Ltd.,
	7.709%, 03/02/14 (h)	Caa2	103
1,975	Palm Inc.
	4.024%, 04/24/14 (h)	Ba3	948
			1,487
Leisure, Amusement and Entertainment - .35%
985	Town Sports International LLC,
	2.375%, 02/27/14 (h)	Ba2	492

Oil and Gas - .26%
500	Dresser, Inc.,
	6.988%, 05/04/15 (h)	B3	368

Telecommunications - .21%
750	Trilogy International Partners LLC,
	4.959%, 06/29/12 (h)	B2	300

Utilities - .01%
16	NRG Energy, Inc.,
	2.737%, 02/01/13 (h)	B2	14

	Total Bank Debt Securities (Total cost of $5,222)		2,661

Shares
PREFERRED STOCK - .71% (d)
Banking - .30%
1,000	Bank of America Corporation, Series L,
	Convertible, Preferred Stock, 7.25%	B3	424

Broadcasting and Entertainment - .09%
495	Spanish Broadcasting System, Inc., Series B,
	Preferred Stock, 10.75% (c)(i)	C	125

Electronics - .32%
1,600	Lucent Technologies Capital Trust I,
	Convertible Preferred Stock, 7.75%	B3	458

	Total Preferred Stock (Total cost of $2,694)		1,007

COMMON STOCK and WARRANTS - .48% (d)
59,775	B&G Foods, Inc., Enhanced Income
	Securities		657
10,052	WKI Holding Company, Inc.,
	Common Stock (c)(f)(h)		25

	Total Common Stock and Warrants (Total cost of $3,261)		682

Principal
Amount
SHORT-TERM INVESTMENTS - 4.24% (d)
5,991	Kredietbank North American Finance Corp.,
	Commercial Paper, Due 04/01/09,
	Discount of .19%	P-1	5,991

	Total Short-Term Investments (Total cost of $5,991)		5,991

	TOTAL INVESTMENTS (Total cost of $286,464)		$224,721

(a)	Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)	Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)	Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at March 31, 2009 was $150.

(d)	Percentages indicated are based on total net assets to common shareholders of $141,201.

(e)	Not rated.

(f)	Non-income producing.

(g)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for vaulation policy. Total market value of Rule 144A securities amounted to $37,141 as of March 31, 2009.

(h)

Restricted as to public resale. At the date of acquisition, these securities were valued at cost. The total value of restricted securities owned at March 31, 2009 was $2,686 or 1.90% of total net assets to common shareholders.

(i)	Pay-In-Kind Security

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2009 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of approximately $2,826,000 and a value of $150,000, are valued in good faith at fair market value using methods determined by the Board of Directors.

(b)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments — Continued
March 31, 2009 (Unaudited)

discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(c)  Fair Value Measurement—In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 was effective for the Fund’s fiscal year beginning January 1, 2008.

The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities	Interest Rate Swap
Level 1—Quoted Prices	$657,000	$—
Level 2—Other Significant Observable Inputs	223,914,000	(1,629,000)
Level 3—Significant Unobservable Inputs	150,000	—
Total	$224,721,000	$(1,629,000)

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Balance, December 31, 2008	$50,000
Net purchases (sales)	—
Change in unrealized appreciation (depreciation)	(24,000)
Realized gain (loss)	—
Transfers in and/or out of Level 3	124,000
Balance, March 31, 2009	$150,000

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 20, 2009

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 20, 2009